Bridgehampton Value Strategies Fund
SUMMARY SECTION Bridgehampton Value Strategies Fund
Investment Objective
The Bridgehampton Value Strategies Fund (the “Fund”) seeks higher returns and lower volatility than the S&P 500 Index over a 3-5 year time horizon.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Bridgehampton Value Strategies Fund Class C Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	[1]	1.00%
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)		2.00%
Wire fee		20
Overnight check delivery fee		15
Retirement account fees (annual maintenance and redemption requests)		15
[1]	Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Bridgehampton Value Strategies Fund Class C Shares
Management fees		1.50%
Distribution (Rule 12b-1) fees		1.00%
Other expenses	[1]	0.67%
Total annual fund operating expenses		3.17%
Fee waiver and/or expense reimbursements	[2]	(0.18%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	2.99%
[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.99% of the average daily net assets of the Fund. This agreement is in effect until June 2, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Bridgehampton Value Strategies Fund Class C Shares	404	961

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years
Bridgehampton Value Strategies Fund Class C Shares	302	961

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

The Fund pursues its investment objective by employing a combination of directional (primarily long-biased) and market neutral arbitrage trading strategies that principally entail investments in common stock, convertible securities, and debt securities issued by companies of any market capitalization, primarily in the United States. By implementing these strategies, the Fund’s investment advisor, Bridgehampton Capital Management LLC (the “Advisor”), seeks risk-adjusted returns for the Fund that exceed the returns of the S&P 500 Index.

The Advisor uses a combination of equity, fixed income and hedging strategies to achieve lower volatility than the S&P 500 Index. In normal times, fixed income instruments have lower volatility than equities and imperfect correlation with equities. The Advisor believes that generally using short positions that are very highly correlated with the corresponding long position to hedge against its long positions may lower volatility.

The Advisor will attempt to generate favorable returns for the Fund by using its value investing philosophy as the primary lens for identifying various inefficiencies in equity and fixed income markets. Some of these inefficiencies include misinterpretation of financial data by market participants, under- or over-pricing of volatility, and mis-pricing of bankruptcy risk and liquidity risk.

The Advisor believes that inefficiencies will exist regardless of the current direction of the relevant markets. In this sense, these offsetting or “arbitrage” trades that seek to capitalize on market inefficiencies are “market neutral.” Examples of these trading strategies include: convertible arbitrage (e.g., taking a long position in a convertible bond and shorting the related stock); intra-capital structure arbitrage (taking securities of the same issuer outside the framework of convertible arbitrage, including by establishing paired long and short positions); and corporate event arbitrage (trading an issuer’s securities in anticipation of the outcome of some corporate event, decision, or regulatory approval). In general, in implementing a market-neutral strategy the Advisor will seek trades for the Fund that consist of a pair of related securities. In these trades, the relatively undervalued security will be purchased outright and the relatively overvalued security will be sold short, although other permutations are available to the Advisor.

As a result of its investment analysis, the Advisor anticipates that it will also identify favorable investment opportunities for the Fund in equity and fixed income securities that are worth pursuing outside of any market-neutral strategy. These “directional” investments will therefore reflect the Advisor’s assessment that the Fund should hold certain stocks and bonds – not only because of the profit potential identified in those particular securities, but also in order to capture risk premiums associated with owning assets over time.

The Fund is “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than a “diversified” mutual fund.

The Advisor expects that a majority of the Fund’s directional trades will be in long positions. However, the Fund may also take a short position in a security when the Advisor believes that the security is overvalued at its current market price.

The Fund may purchase distressed securities as part of its strategies, including debt securities that are rated below investment-grade or that are unrated (i.e., “junk” bonds). Investments in junk bonds are speculative in nature and often trade at a substantial discount to their face value because the market perceives a high likelihood that their issuers will default. The Fund’s investments in junk bonds may comprise a significant portion of its portfolio. In addition, the Fund may borrow funds or obtain other forms of leverage (e.g., by entering into short sales) in connection with implementing its investment strategies, subject to applicable regulatory limits and related SEC guidance on asset coverage for certain types of investments with embedded leverage. The Fund also may invest up to 25% of its portfolio in the securities of companies organized, headquartered, or doing a substantial amount of business outside the United States. These investments may include purchases of American Depositary Receipts, which are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company deposited with the bank or trust company’s office or agent in a foreign country. In addition, the Fund may purchase options and warrants as part of its strategies.

Certain parts of the Fund’s investment strategy will involve active and frequent trading. As a result, the Fund’s portfolio turnover is expected to exceed 100% on an annual basis, which will result in the Fund incurring transaction costs that detract from performance and affect the tax treatment of the Fund’s gains.

When the Advisor believes that current market, economic, political, or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash, cash equivalents, or debt instruments issued by entities that carry an investment-grade rating by a Nationally Recognized Statistical Rating Organizations. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose part or all of your investment in the Fund.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on a convertible security’s investment value. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders, although generally after senior bondholders and banks.

Fixed Income Risk. Prices of fixed income securities tend to move inversely with changes in interest rates and credit spreads. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” or “extension” risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates. Extension risk occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall. Credit risk may increase or decrease the value of the security through a change in credit spreads depending on credit conditions present in the market as a whole or as a result of conditions at the individual issuer.

Below Investment Grade Risk. Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities and are speculative in nature. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings. The Fund may invest in lower quality debt instruments that are issued by firms that are entering (or likely to enter) or emerging from bankruptcy. There may be limited markets for these securities.

Quantitative Analysis Risk. As part of its trading strategies, the Advisor uses quantitative analytical tools to identify potential investments for the Fund. While these tools are intended to identify favorable trading opportunities for the Fund, there can be no guarantee that they will be successful in doing so. In addition, the Advisor’s quantitative analytical tools rely in part on historical information concerning statistical correlations and other factors relevant to the Fund’s investment strategies. It is possible that, in the future, events may occur that contradict or are not contemplated within the parameters of the Advisor’s quantitative tools. In those scenarios, the Advisor’s quantitative tools may not perform as intended, which could adversely affect the Fund’s performance. In addition, the ability of the Advisor’s quantitative tools to deliver favorable results for the Fund may be impaired to the extent that other participants in the same markets employ similar tools to identify investment opportunities.

Risks of Financial Market Volatility. The Advisor’s market-neutral arbitrage strategies generally seek favorable returns for the Fund by exploiting market volatility in some fashion. It is possible, however, that continued high levels of volatility, or periods of low volatility, could disrupt those strategies and adversely affect the Fund’s performance.

Convertible Arbitrage Risk. In convertible arbitrage transactions, there is a risk that the perceived mispricing of related securities may not be corrected by movements in market prices. This risk arises from a variety of factors, including corporate actions (e.g., takeovers and special dividend payments) and lack of trading interest or capacity by other market participants.

Corporate Event Arbitrage Risk. In pursuing its market-neutral arbitrage strategies, the Fund may purchase a security in connection with the announcement of a merger, tender offer, exchange offer, or other similar transaction. At the time of purchase, the security will have generally risen to a significant premium over its market price prior to the announcement. If the announced transaction is not consummated, the market price of the security will fall, usually to a level at or below the pre-announcement price. In such a scenario, the Fund is likely to experience a loss on its position.

Intra-Capital Structure Arbitrage Risk. The Fund is subject to the risk, in connection with an intra-capital structure arbitrage trade, that it may not always be able to borrow a security that it sold short or to close out a short position at a particular time or at an acceptable price. There also is a risk that there may not be a sufficiently liquid market for the securities involved in these trades. In addition, management of a company may make decisions affecting the company’s capital structure that run contrary to the Advisor’s expectations at the time it entered into an arbitrage position for the Fund in that company’s securities.

Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Short Sales Risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

Leveraging Risk. Certain transactions the Fund may undertake, including short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of investments and trades (e.g., short sales). The Fund may incur losses on these investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Foreign Investment Risk. Transactions in securities of non-U.S. issuers (including foreign governments) and securities denominated or whose prices are quoted in non-U.S. currencies pose currency exchange risks (including blockage, devaluation and non-exchangeability) as well as a range of other potential risks which could include, depending on the country involved (and particularly with respect to emerging markets), expropriation, confiscatory taxation, political or social instability, illiquidity, price volatility and market manipulation.

Foreign Exchange Risk. From time to time, a portion of the Fund’s assets may be allocated to securities denominated in currencies other than the U.S. dollar. The Fund will value its securities and other assets in U.S. dollars. The value of such assets will fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund’s positions in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared would reduce the effect of increases and magnify the effect of decreases in the prices of non-U.S. dollar securities held by the Fund. Conversely, a decrease in the value of the U.S. dollar would magnify the effect of increases and reduce the effect of decreases in the prices of the non-U.S. dollar securities held by the Fund.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading would also result in transaction costs, which could detract from the Fund’s performance.

Small- and Mid-Cap Company Risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Management and Strategy Risk. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in Class C Shares of the Fund for the indicated periods.

The Fund commenced investment operations on June 29, 2012, after the conversion of a limited liability company account, Bridgehampton Multi-Strategy Fund LLC, which commenced operations October 1, 2006 (the “Predecessor Account”), into Class I Shares of the Fund. From October 1, 2006 to May 7, 2010, the name of the Predecessor Account was Bridgehampton Arbitrage LLC. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Account prior to the commencement of the operations of the Fund’s Class I shares on June 29, 2012 . The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account is the only fund or account managed by the Advisor with an investment objective and investment policies and restrictions substantially similar to those of the Fund, and the Predecessor Account has been managed in substantially the same way as the Advisor will manage the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Class I Shares of the Fund. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. The returns shown are for the Predecessor Account and the Fund’s Class I Shares, which are offered in a separate prospectus. Class C Shares and Class I Shares are invested in the same portfolio of securities. The performance results of the Fund’s Class C Shares will be reported once the Class C Shares have been operation for one complete calendar year. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for each period are adjusted to assume that all charges, expenses, and fees of the Predecessor Account were deducted during the periods.

Calendar-Year Total Return for Class I Shares For each calendar year at NAV

During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.58% (quarter ended 6/30/2009) and the lowest return for a calendar quarter was -17.66% (quarter ended 9/30/2011).

This table shows the Fund’s (and the Predecessor Account’s) average annual total returns for the periods ending December 31, 2012. The table also shows how the Fund’s (and the Predecessor Account’s) performance compares with the returns on an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns as of December 31, 2012

Average Annual Total Returns Bridgehampton Value Strategies Fund		1 Year	5 Years	Since Inception	Inception Date
Class I Shares		9.34%	7.25%	6.24%	Oct 1, 2006
Class I Shares - Return After Taxes on Distributions	[1]	8.83%	7.15%	6.16%	Oct 1, 2006
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.48%	6.25%	5.40%	Oct 1, 2006
S&P 500 Index (TR) (reflects no deduction for fees, expenses or taxes)	[2]	16.00%	1.66%	3.26%	Oct 1, 2006
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500 Index (TR) represents the aggregate price changes in the stocks of the largest 500 U.S. companies with dividends reinvested.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 31, 2013
Effective Date	dei_DocumentEffectiveDate	Jun 3, 2013
Prospectus Date	rr_ProspectusDate	Jun 3, 2013
Bridgehampton Value Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Bridgehampton Value Strategies Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Bridgehampton Value Strategies Fund (the “Fund”) seeks higher returns and lower volatility than the S&P 500 Index over a 3-5 year time horizon.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by employing a combination of directional (primarily long-biased) and market neutral arbitrage trading strategies that principally entail investments in common stock, convertible securities, and debt securities issued by companies of any market capitalization, primarily in the United States. By implementing these strategies, the Fund’s investment advisor, Bridgehampton Capital Management LLC (the “Advisor”), seeks risk-adjusted returns for the Fund that exceed the returns of the S&P 500 Index.

The Advisor uses a combination of equity, fixed income and hedging strategies to achieve lower volatility than the S&P 500 Index. In normal times, fixed income instruments have lower volatility than equities and imperfect correlation with equities. The Advisor believes that generally using short positions that are very highly correlated with the corresponding long position to hedge against its long positions may lower volatility.

The Advisor will attempt to generate favorable returns for the Fund by using its value investing philosophy as the primary lens for identifying various inefficiencies in equity and fixed income markets. Some of these inefficiencies include misinterpretation of financial data by market participants, under- or over-pricing of volatility, and mis-pricing of bankruptcy risk and liquidity risk.

The Advisor believes that inefficiencies will exist regardless of the current direction of the relevant markets. In this sense, these offsetting or “arbitrage” trades that seek to capitalize on market inefficiencies are “market neutral.” Examples of these trading strategies include: convertible arbitrage (e.g., taking a long position in a convertible bond and shorting the related stock); intra-capital structure arbitrage (taking securities of the same issuer outside the framework of convertible arbitrage, including by establishing paired long and short positions); and corporate event arbitrage (trading an issuer’s securities in anticipation of the outcome of some corporate event, decision, or regulatory approval). In general, in implementing a market-neutral strategy the Advisor will seek trades for the Fund that consist of a pair of related securities. In these trades, the relatively undervalued security will be purchased outright and the relatively overvalued security will be sold short, although other permutations are available to the Advisor.

As a result of its investment analysis, the Advisor anticipates that it will also identify favorable investment opportunities for the Fund in equity and fixed income securities that are worth pursuing outside of any market-neutral strategy. These “directional” investments will therefore reflect the Advisor’s assessment that the Fund should hold certain stocks and bonds – not only because of the profit potential identified in those particular securities, but also in order to capture risk premiums associated with owning assets over time.

The Fund is “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than a “diversified” mutual fund.

The Advisor expects that a majority of the Fund’s directional trades will be in long positions. However, the Fund may also take a short position in a security when the Advisor believes that the security is overvalued at its current market price.

The Fund may purchase distressed securities as part of its strategies, including debt securities that are rated below investment-grade or that are unrated (i.e., “junk” bonds). Investments in junk bonds are speculative in nature and often trade at a substantial discount to their face value because the market perceives a high likelihood that their issuers will default. The Fund’s investments in junk bonds may comprise a significant portion of its portfolio. In addition, the Fund may borrow funds or obtain other forms of leverage (e.g., by entering into short sales) in connection with implementing its investment strategies, subject to applicable regulatory limits and related SEC guidance on asset coverage for certain types of investments with embedded leverage. The Fund also may invest up to 25% of its portfolio in the securities of companies organized, headquartered, or doing a substantial amount of business outside the United States. These investments may include purchases of American Depositary Receipts, which are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company deposited with the bank or trust company’s office or agent in a foreign country. In addition, the Fund may purchase options and warrants as part of its strategies.

Certain parts of the Fund’s investment strategy will involve active and frequent trading. As a result, the Fund’s portfolio turnover is expected to exceed 100% on an annual basis, which will result in the Fund incurring transaction costs that detract from performance and affect the tax treatment of the Fund’s gains.

When the Advisor believes that current market, economic, political, or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash, cash equivalents, or debt instruments issued by entities that carry an investment-grade rating by a Nationally Recognized Statistical Rating Organizations. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose part or all of your investment in the Fund.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on a convertible security’s investment value. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders, although generally after senior bondholders and banks.

Fixed Income Risk. Prices of fixed income securities tend to move inversely with changes in interest rates and credit spreads. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” or “extension” risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates. Extension risk occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall. Credit risk may increase or decrease the value of the security through a change in credit spreads depending on credit conditions present in the market as a whole or as a result of conditions at the individual issuer.

Below Investment Grade Risk. Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities and are speculative in nature. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings. The Fund may invest in lower quality debt instruments that are issued by firms that are entering (or likely to enter) or emerging from bankruptcy. There may be limited markets for these securities.

Quantitative Analysis Risk. As part of its trading strategies, the Advisor uses quantitative analytical tools to identify potential investments for the Fund. While these tools are intended to identify favorable trading opportunities for the Fund, there can be no guarantee that they will be successful in doing so. In addition, the Advisor’s quantitative analytical tools rely in part on historical information concerning statistical correlations and other factors relevant to the Fund’s investment strategies. It is possible that, in the future, events may occur that contradict or are not contemplated within the parameters of the Advisor’s quantitative tools. In those scenarios, the Advisor’s quantitative tools may not perform as intended, which could adversely affect the Fund’s performance. In addition, the ability of the Advisor’s quantitative tools to deliver favorable results for the Fund may be impaired to the extent that other participants in the same markets employ similar tools to identify investment opportunities.

Risks of Financial Market Volatility. The Advisor’s market-neutral arbitrage strategies generally seek favorable returns for the Fund by exploiting market volatility in some fashion. It is possible, however, that continued high levels of volatility, or periods of low volatility, could disrupt those strategies and adversely affect the Fund’s performance.

Convertible Arbitrage Risk. In convertible arbitrage transactions, there is a risk that the perceived mispricing of related securities may not be corrected by movements in market prices. This risk arises from a variety of factors, including corporate actions (e.g., takeovers and special dividend payments) and lack of trading interest or capacity by other market participants.

Corporate Event Arbitrage Risk. In pursuing its market-neutral arbitrage strategies, the Fund may purchase a security in connection with the announcement of a merger, tender offer, exchange offer, or other similar transaction. At the time of purchase, the security will have generally risen to a significant premium over its market price prior to the announcement. If the announced transaction is not consummated, the market price of the security will fall, usually to a level at or below the pre-announcement price. In such a scenario, the Fund is likely to experience a loss on its position.

Intra-Capital Structure Arbitrage Risk. The Fund is subject to the risk, in connection with an intra-capital structure arbitrage trade, that it may not always be able to borrow a security that it sold short or to close out a short position at a particular time or at an acceptable price. There also is a risk that there may not be a sufficiently liquid market for the securities involved in these trades. In addition, management of a company may make decisions affecting the company’s capital structure that run contrary to the Advisor’s expectations at the time it entered into an arbitrage position for the Fund in that company’s securities.

Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Short Sales Risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

Leveraging Risk. Certain transactions the Fund may undertake, including short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of investments and trades (e.g., short sales). The Fund may incur losses on these investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Foreign Investment Risk. Transactions in securities of non-U.S. issuers (including foreign governments) and securities denominated or whose prices are quoted in non-U.S. currencies pose currency exchange risks (including blockage, devaluation and non-exchangeability) as well as a range of other potential risks which could include, depending on the country involved (and particularly with respect to emerging markets), expropriation, confiscatory taxation, political or social instability, illiquidity, price volatility and market manipulation.

Foreign Exchange Risk. From time to time, a portion of the Fund’s assets may be allocated to securities denominated in currencies other than the U.S. dollar. The Fund will value its securities and other assets in U.S. dollars. The value of such assets will fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund’s positions in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared would reduce the effect of increases and magnify the effect of decreases in the prices of non-U.S. dollar securities held by the Fund. Conversely, a decrease in the value of the U.S. dollar would magnify the effect of increases and reduce the effect of decreases in the prices of the non-U.S. dollar securities held by the Fund.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading would also result in transaction costs, which could detract from the Fund’s performance.

Small- and Mid-Cap Company Risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Management and Strategy Risk. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose part or all of your investment in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in Class C Shares of the Fund for the indicated periods.

The Fund commenced investment operations on June 29, 2012, after the conversion of a limited liability company account, Bridgehampton Multi-Strategy Fund LLC, which commenced operations October 1, 2006 (the “Predecessor Account”), into Class I Shares of the Fund. From October 1, 2006 to May 7, 2010, the name of the Predecessor Account was Bridgehampton Arbitrage LLC. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Account prior to the commencement of the operations of the Fund’s Class I shares on June 29, 2012 . The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account is the only fund or account managed by the Advisor with an investment objective and investment policies and restrictions substantially similar to those of the Fund, and the Predecessor Account has been managed in substantially the same way as the Advisor will manage the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Class I Shares of the Fund. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. The returns shown are for the Predecessor Account and the Fund’s Class I Shares, which are offered in a separate prospectus. Class C Shares and Class I Shares are invested in the same portfolio of securities. The performance results of the Fund’s Class C Shares will be reported once the Class C Shares have been operation for one complete calendar year. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for each period are adjusted to assume that all charges, expenses, and fees of the Predecessor Account were deducted during the periods.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate some of the risks and volatility of an investment in Class C Shares of the Fund for the indicated periods.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return for Class I Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.58% (quarter ended 6/30/2009) and the lowest return for a calendar quarter was -17.66% (quarter ended 9/30/2011).

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for the Predecessor Account and the Fund’s Class I Shares, which are offered in a separate prospectus.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.66%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table shows the Fund’s (and the Predecessor Account’s) average annual total returns for the periods ending December 31, 2012. The table also shows how the Fund’s (and the Predecessor Account’s) performance compares with the returns on an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns as of December 31, 2012

Bridgehampton Value Strategies Fund | S&P 500 Index (TR) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2006	[1]
Bridgehampton Value Strategies Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BVSCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstbrdgehptn_WireFee	20
Overnight check delivery fee	imstbrdgehptn_CheckFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.17%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.99%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	404
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	961
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	302
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	961
Bridgehampton Value Strategies Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BVSFX
2007	rr_AnnualReturn2007	(0.25%)
2008	rr_AnnualReturn2008	(22.53%)
2009	rr_AnnualReturn2009	63.58%
2010	rr_AnnualReturn2010	23.92%
2011	rr_AnnualReturn2011	(17.37%)
2012	rr_AnnualReturn2012	9.34%
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2006
Bridgehampton Value Strategies Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.83%	[5]
5 Years	rr_AverageAnnualReturnYear05	7.15%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2006	[5]
Bridgehampton Value Strategies Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.48%	[5]
5 Years	rr_AverageAnnualReturnYear05	6.25%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2006	[5]

[1]	The S&P 500 Index (TR) represents the aggregate price changes in the stocks of the largest 500 U.S. companies with dividends reinvested.
[2]	Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.
[3]	"Other expenses" have been estimated for the current fiscal year.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.99% of the average daily net assets of the Fund. This agreement is in effect until June 2, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.